Russell Money Market Fund
Russell Money Market Fund
Investment Objective (Non-Fundamental)
The Fund seeks to preserve principal and provide liquidity and current income.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Russell Money Market Fund		Class A Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.10%	none
Other Expenses	[1]	0.34%	0.34%
Total Annual Fund Operating Expenses	[1]	0.64%	0.54%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	0.48%	0.27%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011. Until February 28, 2013, RIMCo has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
1 Year	49	28
3 Years	189	146
5 Years	341	275
10 Years	783	651

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) debt securities that are guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") or other similar current or future government programs and (ii) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk . There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Money Market Securities . Prices of money market securities generally rise and fall in response to interest rate changes.
  Debt Securities Guaranteed Pursuant to Government Guarantees. The TLGP guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk. The terms of other government guarantee programs may differ.
  Asset Backed Commercial Paper . Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Industry Concentration Risk . By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund's average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Highest Quarterly Return: 1.34% (3Q/07)
Lowest Quarterly Return: 0.00% (4Q/11)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Russell Money Market Fund	1 Year	5 Years	10 Years
Class A Shares	none	1.66%	2.03%
Class S Shares	none	1.71%	2.09%